ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details)	12 Months Ended
Mar. 31, 2022
Visionary Education Service And Management Inc [Member]
Ownership percentage	100.00%
Farvision Education Group Inc [Member]
Ownership percentage	100.00%
Neo Canaan Investment Corporation [Member]
Ownership percentage	100.00%
Canada Inc [Member]
Ownership percentage	100.00%
Visionary Education Technology Holdings Group Inc [Member]
Date of Incorporation	Aug. 20, 2013
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Holding company and rental business
Visionary Education Service And Management Inc [Member]
Date of Incorporation	Aug. 20, 2013
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Real estate development
Farvision Education Group Inc [Member]
Date of Incorporation	May 14, 2020
Place of Incorporation	Toronto, Ontario
Principal activity	Education services
Neo Canaan Investment Corporation [Member]
Date of Incorporation	May 26, 2020
Place of Incorporation	Richmond Hill, Ontario
Principal activity	rental business
Farvision Development Group Inc [Member]
Date of Incorporation	Jul. 20, 2010
Place of Incorporation	Scarborough, Ontario
Principal activity	Construction
Farvision Development Group Inc [Member] | Neo Canaan Investment Corporation [Member]
Ownership percentage	100.00%
Canada Animation Industry Group Inc [Member]
Date of Incorporation	Oct. 08, 2020
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Rental business
Canada Animation Industry Group Inc [Member] | Neo Canaan Investment Corporation [Member]
Ownership percentage	100.00%
Toronto E School Ltd [Member]
Date of Incorporation	Nov. 15, 2017
Place of Incorporation	Toronto, Ontario
Principal activity	Online high school education
Toronto E School Ltd [Member] | Farvision Education Group Inc [Member]
Ownership percentage	70.00%
Maple Toronto Art Academy Inc [Member]
Date of Incorporation	Jul. 27, 2020
Place of Incorporation	Toronto, Ontario
Principal activity	Arts and high school education
Maple Toronto Art Academy Inc [Member] | Farvision Education Group Inc [Member]
Ownership percentage	80.00%
Canada Inc Lowell Academy [Member]
Date of Incorporation	Jun. 12, 2021
Place of Incorporation	Toronto, Ontario
Principal activity	High school education
Canada Inc Lowell Academy [Member] | Farvision Education Group Inc [Member]
Ownership percentage	70.00%
Canada Inc Conbridge College [Member]
Date of Incorporation	Sep. 01, 2021
Place of Incorporation	Toronto, Ontario
Principal activity	Career college education
Canada Inc Conbridge College [Member] | Farvision Education Group Inc [Member]
Ownership percentage	80.00%
Maxthe Mutt Animation Inc [Member]
Date of Incorporation	Feb. 28, 2022
Place of Incorporation	Toronto, Ontario
Principal activity	Animation education
Maxthe Mutt Animation Inc [Member] | Farvision Education Group Inc [Member]
Ownership percentage	70.00%
Canada Inc [Member]
Date of Incorporation	May 20, 2022
Place of Incorporation	Markham, Ontario
Principal activity	Holding company to hold Moatfield property
Griggs International Academy China Co Ltd [Member]
Date of Incorporation	Jul. 31, 2022
Place of Incorporation	Hong Kong, China
Principal activity	Private K-12 education
Griggs International Academy China Co Ltd [Member] | Visionary Education Service And Management [Member]
Ownership percentage	90.00%